APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Calvert Variable Products, Inc.
	Two International Place
	Boston, Massachusetts 02110


2.The name of each series or class of securities for which this
Form is filed (state "All Series" if Form is being filed for all series):

	Calvert VP EAFE International Index Portfolio
	Calvert VP Investment Grade Bond Index Portfolio
	Calvert VP Nasdaq 100 Index Portfolio
	Calvert VP Russell 2000 Small Cap Index Portfolio
	Calvert VP S&P 500 Index Portfolio
	Calvert VP S&P MidCap 400 Index Portfolio
	Calvert VP Volatility Managed Growth Portfolio
	Calvert VP Volatility Managed Moderate Portfolio
	Calvert VP Volatility Managed Moderate Growth Portfolio
	Calvert VP Inflation Protected Plus

3. Investment Company Act File Number:
				811-04000

    Securities Act File Number:
002-90309


4(a). Last day of fiscal year for which this Form is filed:

				12/31/2013



4(b). Is this Form is being filed late (i.e.,
 more than 90 days after the
end of the issuer's fiscal year)?
				Yes

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
	$	$304,768,954

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
$	$264,666,716

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:				$
$0

(iv)  Total available redemption credits [add items
5(ii) and 5(iii)]:
$	$264,666,716

(v)    Net sales - if item 5(i) is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$40,102,238

(vi)   Redemption credits available for use in future
 years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:				$
$0

(vii)  Multiplier for determining registration fee
(See Instructions C.9):
x	0.0001245

(viii) Registration fee due [multiply Item 5(v) by
Item 5(vii)] (enter
"0" if no fee is due):
=	$4,992.73


6. Prepaid Shares

If the response to item 5(i) was determined by
educting an amount
of securities that were registered under the Securities
 Act of 1933
pursuant to rule 24e-2 as in effect before [effective
 date of recession of
rule 24e-2], then report the amount of securities
(number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other units that were
 registered pursuant
to rule 24e-2 remaining unsold at the end of the fiscal
year for which this
Form is filed that are available for use by the issuer
in future fiscal years,
then state that number here:
	$0.00


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
$192.05




8. Total of the amount of the registration fee due plus
any interest
due [line 5(viii) plus line 7]:
$5,184.78


9. Date the registration fee and any interest payment was
sent to
the Commission's lockbox depository:
					2/2/2018
Method of delivery:		Wire Transfer
x
		Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Daniel Saltus
Vice President

Date: 02/02/2018